Risk management - Schedule of exposure to risk, Spain residential mortgage (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	€ 243,203	€ 193,716	€ 163,853
Spain | Mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	61,097	63,688	62,324
Spain | Mortgages | Gross carrying amount | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	924	1,088	1,860
Spain | Mortgages | Gross carrying amount | Without mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	215	288	419
Spain | Mortgages | Gross carrying amount | Without mortgage guarantee | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	16	24	115
Spain | Mortgages | Gross carrying amount | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	60,882	63,400	61,905
Spain | Mortgages | Gross carrying amount | With mortgage guarantee | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ 908	€ 1,064	€ 1,745